Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions under Employee Stock Purchase Plan
Effective January 1, 2022, the number of shares of common stock available under the 2021 ESPP increased by 564,000 shares pursuant to the evergreen provision of the 2021 ESPP.

	Year Ended December 31,
	2022	2021
Expected volatility	73.00% - 75.00%	72.00% - 74.00%
Expected dividend yield	0%	0%
Expected term (in years)	0.5	0.44 - 0.5
Risk-free interest rate	0.10% - 4.65%	0.10% - 1.00%

Summary of Assumptions under Black-Scholes Option Pricing Model to Estimate Stock-based Compensation Expense for Stock Option Awards
The Company used the Black-Scholes option pricing model to estimate stock-based compensation expense for stock option awards granted during the periods presented, with the following assumptions.

	Year Ended December 31,
	2022	2021
Expected volatility	74.00% - 75.00%	72.00% - 77.74%
Expected dividend yield	0%	0%
Expected term (in years)	5.97 - 6.01	5.48 - 6.04
Risk-free interest rate	1.91% - 4.23%	0.56% - 1.34%

Summary of Option Activity
A summary of option activity under the 2020 Plan and the 2021 Plan during the nine months ended September 30, 2023 is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	7,755,303	$8.47	8.67	$794
Options granted—2021 Plan	3,223,400	$2.22
Options exercised	(65,414)	$0.52
Options cancelled	(4,532,774)	$6.50

Outstanding as of September 30, 2023	6,380,515	$6.79	5.6	$695

Exercisable	4,231,849	$6.86	4.4	$472

Vested and expected to vest as of September 30, 2023	6,380,515	$6.79	5.6	$695

A summary of option activity under the 2020 Plan and the 2021 Plan during the year ended December 31, 2022 is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	5,056,743	$8.77	9.2	$18,503
Options granted—2021 Plan	3,292,702	$7.91
Options exercised	(67,196)	$0.30
Options cancelled	(526,946)	$8.99

Outstanding as of December 31, 2022	7,755,303	$8.47	8.7	$794

Exercisable	2,330,389	$8.74	8.3	$388

Vested and expected to vest as of December 31, 2022	7,755,303	$8.47	8.7	$794

Components of Stock-based Compensation Expense
The following table presents the components of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Restricted stock awards and founders’ common stock awards	$1	$2	$5	$6
ESPP	1	58	96	316
Stock options	2,159	3,150	8,168	9,590

Total stock-based compensation expense	$2,161	$3,210	$8,269	$9,912

The following table presents the components of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Year Ended December 31,
	2022	2021
Restricted stock awards and founders’ common stock awards	$11	$9
ESPP	391	215
Stock options	13,132	7,647

Total stock-based compensation expense	$13,534	$7,871

Classification of Stock-based Compensation Expense
The following table presents the classification of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development expenses	$37	$1,249	$1,904	$3,881
General and administrative expenses	2,124	1,961	6,365	6,031

Total stock-based compensation expense	$2,161	$3,210	$8,269	$9,912

The following table presents the classification of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Year Ended December 31,
	2022	2021
Research and development expenses	$5,317	$2,685
General and administrative expenses	8,217	5,186

Total stock-based compensation expense	$13,534	$7,871